Advances for drillships under construction (Tables)	12 Months Ended
Dec. 31, 2014
Advances For Drillships Under Construction [Abstract]
Advances for drillships under Construction

	2013	2014
Balance at beginning of year	$992,825	$662,313
Advances for drillships under construction and related costs	1,112,237	688,832
Drillships delivered	(1,442,749)	(728,638)
Balance at end of year	$662,313	$622,507